Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies

Principles of Consolidation:
 The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts and operating results of Rubico Inc. and its subsidiaries referred to in Note 1. Intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates: The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates mainly include vessel useful lives and residual values. Actual results may differ from these estimates.

Foreign Currency Translation: The Company’s functional currency is the U.S. Dollar because its vessels operate in international shipping markets, and therefore primarily transacts business in U.S. Dollars. The Company’s books of account are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies are translated to U.S. Dollars based on the year-end exchange rates and any gains and losses are included in the statements of income.

Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash: The Company considers amounts that are pledged, blocked, held as cash collateral, required to be maintained with a specific bank or be maintained by the Company as minimum cash under the terms of a loan agreement, as restricted and these amounts are presented separately on the balance sheets. In the event original maturities are shorter than twelve months, such deposits are presented as current assets while if original maturities are longer than twelve months, such deposits are presented as non-current assets.

Trade Accounts Receivable, net: The amount shown as trade accounts receivable, net at each balance sheet date, includes estimated recoveries from charterers for hire billings, net of provisions for doubtful accounts and also accrued revenue resulting from straight-line revenue recognition of charter agreements that provide for varying charter rates, as well as a receivable in relation to European Union Allowances (“EUAs”) from charterers (see below). As of December 31, 2024 and 2025 EUAs due from charterers amounted to $229 and $1,021 respectively. At each balance sheet date, all potentially uncollectible accounts are assessed individually, combined with the application of a historical recoverability ratio, for purposes of determining the appropriate provision for doubtful accounts. The Company assessed that it had no potentially uncollectible accounts and hence formed no provision for doubtful accounts at December 31, 2024 and 2025 respectively.

Inventories: Inventories consist of lubricants and paints on board the vessels. Inventories are stated at the lower of cost and net realizable value. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Cost, which consists of the purchase price, is determined by the first in, first out method.

Vessel Cost: Vessels are stated at cost, which consists of the contract price, pre-delivery costs and capitalized interest (if any) incurred during the construction of new building vessels and any material expenses incurred upon acquisition (improvements and delivery costs). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are charged to expense as incurred and are included in Vessel operating expenses in the statements of comprehensive income. Vessels acquired as asset acquisitions are stated at historical cost, which consists of the contract price less discounts, plus any material expenses incurred upon acquisition (delivery expenses and other expenditures to prepare for the vessel’s initial voyage). Vessels acquired from entities under common control are recorded at historical cost.

Impairment of Long-Lived Assets: The Company evaluates the existence of impairment indicators whenever events or changes in circumstances indicate that the carrying values of the Company’s long-lived assets are not recoverable. Such indicators of potential impairment include, vessel sales and purchases, business plans, declines in the fair market value of vessels and overall market conditions. If there are indications for impairment present, the Company determines undiscounted projected net operating cash flows for its vessels and compares it to the vessels carrying value. If the carrying value of the vessel exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value, and the difference is recognized as an impairment loss. The impairment evaluation the Company conducted as of December 31, 2024 and 2025 showed that there are no impairment indications for its vessels.

Vessel Depreciation: Depreciation is calculated using the straight-line method over the estimated useful life of the Company’s vessels, after deducting the estimated salvage value. The vessels salvage value was equal to the product of its lightweight tonnage and estimated scrap rate, of $0.43 per lightweight ton. Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is adjusted at the date such regulations are adopted.

Dry-Docking Costs: All dry-docking and special survey costs are expensed in the period incurred.

Financing Costs: Fees incurred and paid to lenders for obtaining new loans or refinancing existing ones are recorded as a contra to debt and such fees are amortized to interest and finance costs over the life of the related debt using the effective interest method. Unamortized fees relating to loans prepaid or refinanced are expensed in the period when a prepayment or refinancing is made and charged to interest and finance costs. Any unamortized balance of costs relating to debt refinanced that does not meet the criteria for debt extinguishment, is amortized over the term of the refinanced debt.

Accounting for Revenue and Expenses: Revenues are generated from time charter arrangements. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. The Company’s time charter agreements are classified as operating leases pursuant to Accounting Standards Codification (“ASC”) 842 - Leases, and therefore do not fall under the scope of Accounting Standards Codification (“ASC”) 606 because: (i) the vessel is an identifiable asset; (ii) the Company as lessor, does not have substantive substitution rights; and (iii) the charterer, as lessee, has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use.

Revenue is shown net of address commissions, if applicable, payable directly to charterers under the relevant charter agreements. Address commissions represent a common market practice discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer. Commissions on time charter revenues are recognized on a pro rata basis over the duration of the period.

Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel’s delivery to the charterer, except for any agreed or estimated off-hire period. Revenue generated from variable lease payments is recognized in the period when changes in the facts and circumstances on which the variable lease payments are based occur. The Company elected to not separate the lease and non-lease components included in the time charter revenue because (i) the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same and (ii) the lease component would be classified as an operating lease. The daily hire rate represents the hire rate for a bare boat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubes. Both the lease and non-lease components are earned by passage of time. Under a time charter agreement, vessel management fees, broker’s commissions and operating expenses such as, crew wages, provisions and stores, technical maintenance and insurance expenses are paid by the vessel owner, whereas voyage expenses such as bunkers, port expenses, agents’ fees, and extra war risk insurance are paid by the charterer, with the exception of broker’s commissions. Vessel operating expenses are expensed as incurred. Unearned revenue represents cash received prior to year-end related to revenue applicable to periods after December 31 of each year and balances resulting from straight-line revenue recognition of charter agreements that provide for varying charter rates.

The Company pays commissions to ship brokers and to CSI, associated with arranging the Company’s charters. These brokers’ commissions are recognized over the related charter period and are included in voyage expenses in the accompanying Statements of income.

Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenue and not by the type of vessel or vessel employment for its customers. The Board of Directors of the Company, the chief operating decision makers, (“CODM”) assess performance for the vessel operations segment and decides how to allocate resources based on consolidated net income thus the Company has determined that it operates under one reportable segment. The CODM do not use discrete financial information to evaluate the operating results for each type of charter or vessel but is instead regularly provided with only the combined expenses as noted on the face of the consolidated statements of comprehensive income. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Liability for European Union Allowances (“EUAs”): The maritime emissions trading scheme (“ETS”), applicable from January 1, 2024, applies to all the shipowning companies of the Company and refers to emissions generated by intra-EU maritime voyages and emissions from voyages which start or end at EU ports (but the other destination is outside the EU). Since the liability derives from the choice of voyages which are directed, controlled and the benefit of which is attributed to our time charterers, the latter are responsible and liable for securing the EUAs to settle the environmental credit obligations derived from voyages they performed. However, should they fail to do so, the ultimate liability lies with the shipowning companies. As such the liability to purchase EUAs for voyages subject to ETS performed by our vessels is presented by the Company under Accounts payable and the EUAs that are receivable by the Company from our time charterers are presented under Trade accounts receivable in the accompanying consolidated balance sheets. Any EUAs that have been paid into the EUA account of Central Mare Inc. (“Central Mare”), a related party affiliated with the family of Mr. Evangelos J. Pistiolis, by our Charterers are presented under Due from/to related parties (see Note 5). Since the EU has set the first settlement of EUAs for the 2024 and 2025 voyages subject to ETS on September 30, 2025 and September 30, 2026, respectively, such receivables and liabilities have been presented as current. The liability in connection with the 2024 voyages was fully settled on September 30, 2025, as dictated by the EU. The receivable and payable EUAs as well as the EUAs paid by our time charterers to Central Mare are considered a Level 1 item in the fair value hierarchy (since the EUAs are quoted in an active market) and all such receivable and payable balances are presented at their fair value as at the reporting date.

 Leases:

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Sale-leaseback transactions: In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC 606 (existence of a contract and satisfaction of performance obligation by transferring of the control of the asset). The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised; and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace. If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

•	Finance lease: The Company classifies a lease as a finance lease when the lease meets any of the following criteria at lease commencement:

i.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.
ii.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
iii.
The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.

iv.
The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

v.	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

When none of these criteria are met the Company classifies the lease as an operating lease.

•
Operating lease- The Company as a lessee: The Company recognizes right-of-use assets (“ROU”) and corresponding lease liabilities for its operating leases. ROU assets and liabilities are recognized at the commencement date of an arrangement based on the present value of lease payments over the lease term. The operating lease ROU asset also includes any lease payments made to the lessor prior to lease commencement, less any lease incentives, and initial direct costs incurred. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.

Other Comprehensive Income: The Company follows the provisions of guidance regarding reporting comprehensive income which requires separate presentation of certain transactions, such as unrealized gains and losses from effective portion of cash flow hedges, change in foreign currency translation adjustments, which are recorded directly as components of stockholders’ equity.

Financial liabilities: Financial liabilities are classified as either financial liabilities at ‘fair value through the profit and loss’ (“FVTPL”) or ‘other financial liabilities’. Financial instruments classified as FVTPL are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the fair value of financial instruments are recognized in earnings, except in the cases where these financial instruments fall under the guidance in ASC 815-40, where they are initially classified in equity and are initially measured at fair value in permanent equity and subsequent changes in fair value are not subsequently measured. Other financial liabilities (including borrowings and trade and other payables) are subsequently measured at amortized cost using the effective interest rate method.

Earnings / (Loss) per Share: Basic earnings/(loss) per share are computed by dividing net income or loss available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding. The computation of diluted earnings per share also reflects the potential dilution that could occur if warrants to issue common stock were exercised, to the extent that they are dilutive, using the treasury stock method. Finally net income or loss available to common stockholders, when computing basic earnings/(loss) per share, is reduced to reflect any dividends or deemed dividends on preferred stock.

Recent Accounting Pronouncements:
In November 2024, the FASB issued ASU No. 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)”. The amendments in this Update require disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments in this update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods December 15, 2027. Early adoption is permitted. The amendments in ASU 2024-03 should be applied prospectively to financial statements issued for reporting periods after the effective date of this update, with retrospective application to any or all prior periods presented in the financial statements permitted. The Company evaluated the impact of this ASU on its consolidated financial statements and determined that there is no effect on its results of operations.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the navigability and applicability of interim reporting guidance under US GAAP and adds a new disclosure principle for interim periods. The amendments are not intended to change the fundamental nature of interim reporting or expand or reduce substantive interim disclosure requirements. The ASU is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027 for public business entities and after December 15, 2028 for entities other than public business entities, with early adoption permitted. The Company is currently evaluating the impact that adopting this update may have on its consolidated financial statement disclosures.

In December 2025 the FASB issued ASU No. 2025-12 to clarify, correct errors in or make other improvements to a broad range of topics in the Accounting Standards Codification (“ASC”), including ASC 260, Earnings Per Share; ASC 325, Investments — Other; and ASC 958, Not-for-Profit Entities. The guidance is effective for all entities for annual reporting periods beginning after 15 December 2026, and interim periods within those annual periods. Early adoption is permitted. Entities are required to apply the amendments to ASC 260 retrospectively to each prior reporting period presented in the period of adoption. Entities can apply all other amendments in the period of adoption either (1) prospectively to all new transactions recognized on or after the date that the entity first applies the amendments or (2) retrospectively to the beginning of the earliest comparative period presented, with an adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. An entity may elect the transition method on an issue-by-issue basis (except for the ASC 260 amendments). The Company evaluated the impact of this ASU on its consolidated financial statements and determined that there is no effect on its results of operations.

There are no other recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s consolidated financial statements in the current or any future periods.